Subsequent event	12 Months Ended
Mar. 31, 2020
Subsequent event
Subsequent event

46.  Subsequent event

Employee Rationalisation

As a result of the COVID-19 pandemic, we have implemented salary reductions and freezes, leaves without pay and work from home policies for our employees following which in early July 2020, the Company has rationalized the headcount and there is a reduction in employees count by 917 employees in the following categories:

Division/Function	Number of Employees
Product development	30
Sales and marketing	118
Technology development and technology support	24
Others (including operations, business development, administration, finance and accounting, legal and human resources)	745
Total	917

Air Travel Bureau Private Limited ("ATB") (formerly known as Air Travel Bureau Limited)-Business Combination

On July 20, 2017, we, through our subsidiary Yatra Online Private Limited, or Yatra India, agreed to acquire all of the outstanding shares of Air Travel Bureau Private Limited (formerly known as Air Travel Bureau Limited), or ATB, pursuant to a Share Purchase Agreement, or ATB Share Purchase Agreement, by and among Yatra India, ATB and the sellers party thereto, or the Sellers. Pursuant to the terms of the ATB Share Purchase Agreement, we: (a) acquired a majority of the outstanding shares of ATB on August 4, 2017 in exchange for a payment of approximately INR 510 million and (b) agreed to acquire the balance of the outstanding shares of ATB in exchange for a final payment, or Final Payment, to be made at a second closing, or Second Closing. Further, in FY19, Yatra India had also made an advance payment of INR 200 million towards the acquisition of the balance outstanding shares of ATB.

On October 14, 2019, Yatra India and ATB entered into a Settlement and Amendment Agreement, or Settlement Agreement, with Mr. Sunil Narain, or Mr. Narain, and ATB Finance and Investment Private Limited, or ATB Finance and, together with Mr. Narain, the Sellers, pursuant to which Yatra India, ATB and the Sellers, or collectively, the Parties, have agreed, subject to the conditions set forth in the Settlement Agreement, to settle any and all disputes and claims arising from or relating to the ATB Share Purchase Agreement and also to amend certain terms of the ATB Share Purchase Agreement.

Pursuant to the Settlement Agreement, in October 2019, the Parties filed a joint application for disposal, in terms of the Settlement Agreement, of the arbitration proceedings that had previously been initiated by Yatra India against Mr. Narain and a related appeal previously filed by Mr. Narain with the High Court of Delhi. In October, 2019, the arbitration proceedings terminated and a consent award was passed by the arbitrator. Also in October, 2019 the related appeal was disposed of by the High Court of Delhi, in terms of the Settlement Agreement. In addition, pursuant to the Settlement Agreement, in October 2019, the Parties filed a joint petition with the High Court of Delhi to quash a First Information Report and all proceedings arising therefrom, which the High Court granted in December 2019, subject to certain costs imposed on Yatra India, however, following an appeal filed by Yatra India, the Supreme Court of India, issued an order in February, 2020, in which it, inter alia, reversed the cost. Finally, pursuant to the Settlement Agreement, each Party appointed an accounting firm to proceed with the calculation of the final purchase price adjustments necessary to determine the amount of a final payment to be made by Yatra India to Sellers under the ATB Share Purchase Agreement, as amended, and that process was concluded today on 29, 2020.

The amount of the final payment to be paid by Yatra India to Sellers under the ATB share purchase agreement has been determined to be INR 800 million, which is INR 390 million lower as against the earnout contingency provision of INR 1,190 million per our last balance sheet. Refer to note 43.

Ebix Merger Agreement

On June 5, 2020, the Company provided to Ebix, Inc. ("Ebix") a notice terminating the Merger Agreement dated as of July 16, 2019 by and among us, Ebix, and EbixCash Travels Inc. ("EbixCash") and filed a complaint in the Court of Chancery of the State of Delaware against Ebix and EbixCash for their various breaches of the Merger Agreement and an ancillary agreement executed by the parties on May 14, 2020 (the "Extension Agreement"). The Complaint alleges that Ebix breached its representations, warranties, covenants, and obligations in the Merger Agreement and Extension Agreement and that its conduct prevented the parties from closing the Merger. The Complaint seeks monetary damages, pre-judgment and post-judgment interest, and our reasonable fees and costs. Ebix has publicly stated that it may assert counterclaims against us, which the Company intend to defend vigorously. The outcome of legal proceedings generally, regardless of the merits, is inherently uncertain and there can be no assurances that the Company will prevail in the litigation against Ebix. In addition, litigation and related matters are costly and may divert the attention of our management and other employee resources that would otherwise be engaged in other activities, which could adversely impact our business. If any claims are brought against us and result in a finding of legal liability or if the Company were unable to prevail in our claims in this litigation, our business, results of operations, liquidity and financial condition could be adversely affected. In addition, allegations of wrongful conduct by Ebix, regardless of veracity, may harm our reputation, which may also adversely impact the Company business and growth prospects.

Follow-on Public Offering

On June 23, 2020, we completed a follow on public offering in which we offered and sold an aggregate of 12,500,000 ordinary shares, at a public offering price of $0.80 per share. On June 24, 2020, pursuant to the underwriters’ full exercise of their option to purchase additional shares, we sold an additional 1,875,000 ordinary shares in the offering at the public offering price. The aggregate price of the offering amount registered and sold was $ 11,388. The Company intends to use the net proceeds from the offering for general corporate and business purposes.

On July 20, 2017, we, through our subsidiary Yatra Online Private Limited, or Yatra India, agreed to acquire all of the outstanding shares of Air Travel Bureau Private Limited (formerly known as Air Travel Bureau Limited), or ATB, pursuant to a Share Purchase Agreement, or ATB Share Purchase Agreement, by and among Yatra India, ATB and the sellers party thereto, or the Sellers. Pursuant to the terms of the ATB Share Purchase Agreement, we: (a) acquired a majority of the outstanding shares of ATB on August 4, 2017 in exchange for a payment of approximately INR 510 million and (b) agreed to acquire the balance of the outstanding shares of ATB in exchange for a final payment, or Final Payment, to be made at a second closing, or Second Closing. Further, in FY19, Yatra India had also made an advance payment of INR 200 million towards the acquisition of the balance outstanding shares of ATB.

On October 14, 2019, Yatra India and ATB entered into a Settlement and Amendment Agreement, or Settlement Agreement, with Mr. Sunil Narain, or Mr. Narain, and ATB Finance and Investment Private Limited, or ATB Finance and, together with Mr. Narain, the Sellers, pursuant to which Yatra India, ATB and the Sellers, or collectively, the Parties, have agreed, subject to the conditions set forth in the Settlement Agreement, to settle any and all disputes and claims arising from or relating to the ATB Share Purchase Agreement and also to amend certain terms of the ATB Share Purchase Agreement .

Pursuant to the Settlement Agreement, in October 2019, the Parties filed a joint application for disposal, in terms of the Settlement Agreement, of the arbitration proceedings that had previously been initiated by Yatra India against Mr. Narain and a related appeal previously filed by Mr. Narain with the High Court of Delhi. In October, 2019, the arbitration proceedings terminated and a consent award was passed by the arbitrator. Also in October, 2019 the related appeal was disposed of by the High Court of Delhi, in terms of the Settlement Agreement. In addition, pursuant to the Settlement Agreement, in October 2019, the Parties filed a joint petition with the High Court of Delhi to quash a First Information Report and all proceedings arising therefrom, which the High Court granted in December 2019, subject to certain costs imposed on Yatra India, however, following an appeal filed by Yatra India, the Supreme Court of India, issued an order in February, 2020, in which it, inter alia, reversed the cost. Finally, pursuant to the Settlement Agreement, each Party appointed an accounting firm to proceed with the calculation of the final purchase price adjustments necessary to determine the amount of a final payment to be made by Yatra India to Sellers under the ATB Share Purchase Agreement, as amended, and that process was concluded today July 29, 2020.

The amount of the final payment to be paid by Yatra India to Sellers under the ATB share purchase agreement has been determined to be INR 800 million, which is INR 390 million lower as against the earnout contingency provision of INR 1,190 million per our last balance sheet. Post this settlement, ATB will become a 100% subsidiary of Yatra, which will allow for greater integration of the business going forward. Refer to note 43.